Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost
As at January 1	$ 74,174	$ 50,451
Additions	46,282	23,334
Disposals	(1,636)	(999)
Exchange differences	(6,009)	1,388
As at December 31	112,811	74,174
Accumulated depreciation
As at January 1	32,899	26,281
Depreciation	8,327	6,842
Disposals	(1,525)	(929)
Exchange differences	(2,837)	705
As at December 31	36,864	32,899
Net book value	75,947	41,275
Buildings
Cost
As at January 1	2,432	2,372
Exchange differences	(199)	60
As at December 31	2,233	2,432
Accumulated depreciation
As at January 1	1,788	1,626
Depreciation	116	120
Exchange differences	(151)	42
As at December 31	1,753	1,788
Net book value	480	644
Leasehold improvements
Cost
As at January 1	17,828	16,346
Additions	171	452
Disposals	(1,105)	(275)
Transfers	1,336	916
Exchange differences	(1,394)	389
As at December 31	16,836	17,828
Accumulated depreciation
As at January 1	11,571	8,652
Depreciation	3,741	2,904
Disposals	(1,018)	(223)
Exchange differences	(1,012)	238
As at December 31	13,282	11,571
Net book value	3,554	6,257
Plant and equipment
Cost
As at January 1	5,987	5,643
Additions	541	24
Disposals	(2)	(19)
Transfers	1,412	197
Exchange differences	(484)	142
As at December 31	7,454	5,987
Accumulated depreciation
As at January 1	2,352	1,747
Depreciation	590	574
Disposals	(2)	(18)
Transfers	(56)
Exchange differences	(214)	49
As at December 31	2,670	2,352
Net book value	4,784	3,635
Furniture and fixtures, other equipment and motor vehicles
Cost
As at January 1	27,957	23,040
Additions	4,945	3,189
Disposals	(529)	(705)
Transfers	1,637	1,849
Exchange differences	(2,272)	584
As at December 31	31,738	27,957
Accumulated depreciation
As at January 1	17,188	14,256
Depreciation	3,880	3,244
Disposals	(505)	(688)
Transfers	56
Exchange differences	(1,460)	376
As at December 31	19,159	17,188
Net book value	12,579	10,769
Construction in progress
Cost
As at January 1	19,970	3,050
Additions	40,625	19,669
Transfers	(4,385)	(2,962)
Exchange differences	(1,660)	213
As at December 31	54,550	19,970
Accumulated depreciation
Net book value	$ 54,550	$ 19,970